Right-of-Use Assets and Operating Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Right-of-Use Assets and Operating Lease Liabilities [Abstract]
Schedule of Carrying Amounts of Right-of-Use Assets	The carrying amounts of right-of-use assets are as below:
	2023	2022
	(Unaudited)	(Unaudited)
Balance at January 1,	$4,171,409	$2,364,993
New leases	271,004	804,500
New leases acquired through business combinations	-	167,597
Depreciation expense	(1,042,981)	(1,095,227)
Exchange difference	(75,562)	(108,566)
Balance at June 30,	$3,323,870	$2,133,297